Investment Risks	Apr. 30, 2026
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND
Prospectus [Line Items]
Risk [Text Block]

You may want to invest in the Global Content & Connectivity Fund if:

●	you are a long term investor

●	you seek growth of capital

●	you seek to diversify your investments outside the U.S.

The Global Content & Connectivity Fund’s share price will fluctuate with changes in the market value of the Global Content & Connectivity Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. An investment in the Global Content & Connectivity Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Global Content & Connectivity Fund shares, they may be worth less than what you paid for them; you may lose money by investing in the Global Content & Connectivity Fund.

In addition to the risks generally applicable to all Funds set forth in the Prospectus and SAI, investing in the Global Content & Connectivity Fund in particular involves the following risks:

GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Concentration Risk. Because the Global Content & Connectivity Fund invests at least 25% of its total assets in securities of companies in the telecommunications related industry, and otherwise focuses its investments in the media and information technology industries, the Global Content & Connectivity Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified. Accordingly, the Global Content & Connectivity Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities.

GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. Equity risk is the risk that the prices of the securities held by the Global Content & Connectivity Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company’s particular circumstances.

GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions therefore may decline. Inflation may result in losses to Fund shareholders.

GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk. The above listed foreign securities risks are more pronounced in the securities of companies located in emerging markets.

GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | Interests Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk. Investments in securities with an income component involve interest rate risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security may not be able to make dividend, interest and principal payments when due. There is a risk that heightened interest rates may cause the economy to enter a recession. Any such recession would negatively impact the Fund and the investments held by the Fund.

GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk. Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. The Global Content & Connectivity Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. In addition, the Global Content & Connectivity Fund’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.

GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | Depositary Receipts [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Depositary Receipts. The Global Content & Connectivity Fund may invest in non-U.S. equity securities through depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) and other similar global instruments. While ADRs, EDRs and GDRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign (non-U.S.) securities may also apply to ADRs, EDRs and GDRs. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Industry Risk. Telecommunications — The telecommunications industry is subject to governmental regulation and a greater price volatility than the overall market, and telecommunications companies can be adversely affected by, among other things, changes in government regulation, intense competition, dependency on patent protection, significant capital expenditures, heavy debt burdens, rapid obsolescence of products and services due to product compatibility or changing consumer preferences and strong market reactions to technological developments throughout the industry, among other things. In addition, companies in which the Global Content & Connectivity Fund invests may be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.

Media — Companies engaged in the design, production or distribution of goods or services for the media industry may become obsolete quickly. Media companies are subject to risks that include cyclicality of revenues and earnings, a decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, fierce competition in the industry and the potential for increased government regulation. Additionally, intellectual property rights are very important to many media companies and the expiration of intellectual property rights or other events that adversely affect a media company’s intellectual property rights may materially and adversely affect the value of its securities.

Information Technology — The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, short product cycles, falling prices and profits, government regulation, lack of standardization or compatibility with existing technologies, intense competition, aggressive pricing, dependence on copyright and/or patent protection and/or obsolete products or services. As a result, these factors may negatively affect the performance of the Global Content & Connectivity Fund.

These risks may be heightened for telecommunications, media, and technology companies in foreign markets.

GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Growth Stock Risk. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market.

GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Global Content & Connectivity Fund holds, then the value of the Global Content & Connectivity Fund’s shares may decline.

GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | Non Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. As a non-diversified mutual fund, more of the Global Content & Connectivity Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Global Content & Connectivity Fund’s shares more sensitive to changes in the market value of a single issuer or industry and more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund.

GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | Smaller Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Smaller Capitalization Risk. Risk is greater for the securities of smaller capitalization companies (including small unseasoned companies that have been in operation for less than three years) because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | Large Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large capitalization companies. Large capitalization companies generally experience slower rates of growth in earnings per share than do mid and small capitalization companies.

GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. General economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, supply chain disruptions, labor shortages, energy and other resource shortages, changes in laws, trade barriers, currency exchange controls and national and international political circumstances (including governmental responses to public health crises or the spread of infectious diseases), may have long-term negative effects on the U.S. and worldwide financial markets and economy, and thus the Fund.

GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	When you sell Global Content & Connectivity Fund shares, they may be worth less than what you paid for them; you may lose money by investing in the Global Content & Connectivity Fund.
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Global Content & Connectivity Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified mutual fund, more of the Global Content & Connectivity Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Global Content & Connectivity Fund’s shares more sensitive to changes in the market value of a single issuer or industry and more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund.
The Gabelli Global Growth Fund
Prospectus [Line Items]
Risk [Text Block]

You may want to invest in the Global Growth Fund if:

●	you are a long term investor

●	you seek growth of capital

●	you seek to diversify your investments outside the U.S.

The Global Growth Fund’s share price will fluctuate with changes in the market value of the Global Growth Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. An investment in the Global Growth Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Global Growth Fund shares, they may be worth less than what you paid for them; you may lose money by investing in the Global Growth Fund.

Investing in the Global Growth Fund involves the following risks:

The Gabelli Global Growth Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. Equity risk is the risk that the prices of the securities held by the Global Growth Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company’s particular circumstances.

The Gabelli Global Growth Fund | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions therefore may decline. Inflation may result in losses to Fund shareholders.

The Gabelli Global Growth Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

The Gabelli Global Growth Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk. The above listed foreign securities risks are more pronounced in the securities of companies located in emerging markets.

The Gabelli Global Growth Fund | Interests Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk. Investments in securities with an income component involve interest rate risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security may not be able to make dividend, interest and principal payments when due. There is a risk that heightened interest rates may cause the economy to enter a recession. Any such recession would negatively impact the Fund and the investments held by the Fund.

The Gabelli Global Growth Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk. Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. The Global Growth Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. In addition, the Global Growth Fund’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.

The Gabelli Global Growth Fund | Depositary Receipts [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Depositary Receipts. Global Growth Fund may invest in non-U.S. equity securities through depositary receipts, including ADRs, EDRs, GDRs and other similar global instruments. While ADRs, EDRs and GDRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign (non-U.S.) securities may also apply to ADRs, EDRs and GDRs. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

The Gabelli Global Growth Fund | Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Growth Stock Risk. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market.

The Gabelli Global Growth Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

The Gabelli Global Growth Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Global Growth Fund holds, then the value of the Global Growth Fund’s shares may decline.

The Gabelli Global Growth Fund | Non Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. As a non-diversified mutual fund, more of the Global Growth Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Global Growth Fund’s shares more sensitive to changes in the market value of a single issuer or industry and more susceptible to risks associated with a single economic, market, political or regulatory occurrence than shares of a diversified mutual fund.

The Gabelli Global Growth Fund | Smaller Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Smaller Capitalization Risk. Risk is greater for the securities of smaller capitalization companies (including small unseasoned companies that have been in operation for less than three years) because such companies generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

The Gabelli Global Growth Fund | Large Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large capitalization companies. Large capitalization companies generally experience slower rates of growth in earnings per share than do mid and small capitalization companies.

The Gabelli Global Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	When you sell Global Growth Fund shares, they may be worth less than what you paid for them; you may lose money by investing in the Global Growth Fund.
The Gabelli Global Growth Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Global Growth Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Gabelli Global Growth Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified mutual fund, more of the Global Growth Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Global Growth Fund’s shares more sensitive to changes in the market value of a single issuer or industry and more susceptible to risks associated with a single economic, market, political or regulatory occurrence than shares of a diversified mutual fund.
GABELLI INTERNATIONAL SMALL CAP FUND
Prospectus [Line Items]
Risk [Text Block]

You may want to invest in the International Small Cap Fund if:

●	you are a long term investor

●	you seek growth of capital

●	you seek to diversify your investments outside the U.S.

The International Small Cap Fund’s share price will fluctuate with changes in the market value of the International Small Cap Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. An investment in the International Small Cap Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell International Small Cap Fund shares, they may be worth less than what you paid for them; you may lose money by investing in the International Small Cap Fund.

Investing in the International Small Cap Fund involves the following risks:

GABELLI INTERNATIONAL SMALL CAP FUND | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. Equity risk is the risk that the prices of the securities held by the International Small Cap Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company’s particular circumstances.

GABELLI INTERNATIONAL SMALL CAP FUND | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions therefore may decline. Inflation may result in losses to Fund shareholders.

GABELLI INTERNATIONAL SMALL CAP FUND | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

GABELLI INTERNATIONAL SMALL CAP FUND | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk. The above listed foreign securities risks are more pronounced in the securities of companies located in emerging markets.

GABELLI INTERNATIONAL SMALL CAP FUND | Interests Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk. Investments in securities with an income component involve interest rate risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security may not be able to make dividend, interest and principal payments when due. There is a risk that heightened interest rates may cause the economy to enter a recession. Any such recession would negatively impact the Fund and the investments held by the Fund.

GABELLI INTERNATIONAL SMALL CAP FUND | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk. Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. The International Small Cap Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. In addition, the International Small Cap Fund’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.

GABELLI INTERNATIONAL SMALL CAP FUND | Depositary Receipts [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Depositary Receipts. The International Small Cap Fund may invest in non-U.S. equity securities through depositary receipts, including ADRs, EDRs, GDRs and other similar global instruments. While ADRs, EDRs and GDRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign (non-U.S.) securities may also apply to ADRs, EDRs and GDRs. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

GABELLI INTERNATIONAL SMALL CAP FUND | Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Growth Stock Risk. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market.

GABELLI INTERNATIONAL SMALL CAP FUND | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

GABELLI INTERNATIONAL SMALL CAP FUND | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the International Small Cap Fund holds, then the value of the International Small Cap Fund’s shares may decline.

GABELLI INTERNATIONAL SMALL CAP FUND | Non Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●

Non-Diversification Risk. As a non-diversified mutual fund, more of the International Small Cap Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the International Small Cap Fund’s shares more sensitive to changes in the market value of a single issuer or industry and more susceptible to risks with a single economic, market, political or regulatory occurrence than shares of a diversified mutual fund.

Although the International Small Cap Fund is registered as a non-diversified fund, it has operated as a diversified fund for over three years. Therefore, the Investment Company Act of 1940, as amended (the “1940 Act”) obliges the International Small Cap Fund to continue to operate as a diversified fund unless it obtains shareholder approval to operate as a non-diversified fund.

GABELLI INTERNATIONAL SMALL CAP FUND | Smaller Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Smaller Capitalization Risk. Risk is greater for the securities of smaller capitalization companies (including small unseasoned companies that have been in operation for less than three years) because such companies generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

GABELLI INTERNATIONAL SMALL CAP FUND | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. General economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, supply chain disruptions, labor shortages, energy and other resource shortages, changes in laws, trade barriers, currency exchange controls and national and international political circumstances (including governmental responses to public health crises or the spread of infectious diseases), may have long-term negative effects on the U.S. and worldwide financial markets and economy, and thus the Fund.

GABELLI INTERNATIONAL SMALL CAP FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	When you sell International Small Cap Fund shares, they may be worth less than what you paid for them; you may lose money by investing in the International Small Cap Fund.
GABELLI INTERNATIONAL SMALL CAP FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the International Small Cap Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
GABELLI INTERNATIONAL SMALL CAP FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified mutual fund, more of the International Small Cap Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the International Small Cap Fund’s shares more sensitive to changes in the market value of a single issuer or industry and more susceptible to risks with a single economic, market, political or regulatory occurrence than shares of a diversified mutual fund.
The Gabelli Global Rising Income and Dividend Fund
Prospectus [Line Items]
Risk [Text Block]

You may want to invest in the GRID Fund if:

●	you are a long term investor

●	you seek growth of capital

●	you seek to diversify your investments outside the U.S.

The GRID Fund’s share price will fluctuate with changes in the market value of the GRID Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Holders of common stocks only have rights to the value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. In addition, the GRID Fund’s portfolio companies may reduce or eliminate the dividend rate on the securities held by the GRID Fund. Preferred stock and debt securities convertible into or exchangeable for common or preferred stock also are subject to interest rate risk and/or credit risk. When interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. In addition, the GRID Fund may invest in lower credit quality securities which may involve major risk exposures such as increased sensitivity to interest rate and economic changes and limited liquidity. An investment in the GRID Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell GRID Fund shares, they may be worth less than what you paid for them; you may lose money by investing in the GRID Fund.

Investing in the GRID Fund involves the following risks:

The Gabelli Global Rising Income and Dividend Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●

Equity Risk. Equity risk is the risk that the prices of the securities held by the GRID Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company’s particular circumstances. Dividends on common equity securities are not fixed but are declared at the discretion of an issuer’s board of directors. Companies that have historically paid dividends on their securities are not required to continue to pay dividends on such securities. There is no guarantee that the issuers of the common equity securities will declare dividends in the future or that, if declared, they will remain at current levels or increase over time. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. The GRID Fund’s investments in dividend producing equity securities may also limit its potential for appreciation during a broad market advance. The prices of dividend producing equity securities can be highly volatile. Investors should not assume that the GRID Fund’s investments in these securities will necessarily reduce the volatility of the GRID Fund’s NAV or provide “protection,” compared to other types of equity securities, when markets perform poorly.

The Gabelli Global Rising Income and Dividend Fund | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions therefore may decline. Inflation may result in losses to Fund shareholders.

The Gabelli Global Rising Income and Dividend Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

The Gabelli Global Rising Income and Dividend Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk. The above listed foreign securities risks are more pronounced in the securities of companies located in emerging markets.

The Gabelli Global Rising Income and Dividend Fund | Interests Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk. The primary risk associated with dividend- and interest-paying securities is interest rate risk. A decrease in interest rates will generally result in an increase in the investment value of such securities, while increases in interest rates will generally result in a decline in its investment value. This effect is generally more pronounced for fixed rate securities than for securities whose income rate is periodically reset. There is a risk that heightened interest rates may cause the economy to enter a recession. Any such recession would negatively impact the GRID Fund and the investments held by the GRID Fund.

The Gabelli Global Rising Income and Dividend Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk. Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. The GRID Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. In addition, the GRID Fund’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.

The Gabelli Global Rising Income and Dividend Fund | Depositary Receipts [Member]
Prospectus [Line Items]
Risk [Text Block]
●

Depositary Receipts. The GRID Fund may invest in non-U.S. equity securities through depositary receipts, including ADRs, EDRs, GDRs and other similar global instruments. While ADRs, EDRs and GDRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign (non-U.S.) securities may also apply to ADRs, EDRs and GDRs. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

The Gabelli Global Rising Income and Dividend Fund | Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Growth Stock Risk. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market.

The Gabelli Global Rising Income and Dividend Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

The Gabelli Global Rising Income and Dividend Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the GRID Fund holds, then the value of the GRID Fund’s shares may decline.

The Gabelli Global Rising Income and Dividend Fund | Non Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. As a non-diversified mutual fund, more of the GRID Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the GRID Fund’s shares more sensitive to changes in the market value of a single issuer or industry and more susceptible to risks associated with a single economic, market, political or regulatory occurrence than shares of a diversified mutual fund.

Although the GRID Fund is registered as a non-diversified fund, it has operated as a diversified fund for over three years. Therefore, the 1940 Act obliges the GRID Fund to continue to operate as a diversified fund unless it obtains shareholder approval to operate as a non-diversified fund.

The Gabelli Global Rising Income and Dividend Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. General economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, supply chain disruptions, labor shortages, energy and other resource shortages, changes in laws, trade barriers, currency exchange controls and national and international political circumstances (including governmental responses to public health crises or the spread of infectious diseases), may have long-term negative effects on the U.S. and worldwide financial markets and economy, and thus the Fund.

The Gabelli Global Rising Income and Dividend Fund | Convertible Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Convertible Securities. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in the interest rates and, in addition, fluctuates in relation to the underlying common stock.

The Gabelli Global Rising Income and Dividend Fund | Credit Risk For Convertible Securities And Fixed Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk for Convertible Securities and Fixed Income Securities. Many convertible securities are not investment grade, that is, not rated within the four highest categories by S&P and Moody’s. To the extent that the GRID Fund’s convertible securities and any other fixed income securities are rated lower than investment grade or are not rated, there would be a greater risk as to the timely repayment of the principal of, and timely payment of interest or dividends on, those securities.

The Gabelli Global Rising Income and Dividend Fund | Event Driven Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Event Driven Risk. Event driven investments involve the risk that certain of the events driving the investment may not happen or the market may react differently than expected to the anticipated transaction. In addition, although an event may occur or is announced, it may be renegotiated, terminated or involve a longer time frame than originally contemplated. Event driven investment transactions are also subject to the risk of overall market movements. Any one of these risks could cause the GRID Fund to experience investment losses impacting its shares negatively.

The Gabelli Global Rising Income and Dividend Fund | Lower Rated Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Lower Rated Securities. Lower rated securities may involve major risk exposures such as increased sensitivity to interest rate and economic changes, and the market to sell such securities may be limited. Such lower rated securities are considered speculative investments with increased credit risk and are generally known as “junk bonds” or “high yield securities”. Investments in lower rated securities may also include securities of issuers that are in default. Investments in securities of issuers in default present even greater risk exposure for the GRID Fund.

The Gabelli Global Rising Income and Dividend Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	When you sell GRID Fund shares, they may be worth less than what you paid for them; you may lose money by investing in the GRID Fund.
The Gabelli Global Rising Income and Dividend Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the GRID Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Gabelli Global Rising Income and Dividend Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified mutual fund, more of the GRID Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the GRID Fund’s shares more sensitive to changes in the market value of a single issuer or industry and more susceptible to risks associated with a single economic, market, political or regulatory occurrence than shares of a diversified mutual fund.
Gabelli Global Mini Mites Fund
Prospectus [Line Items]
Risk [Text Block]

You may want to invest in the Global Mini Mites Fund if:

●	you seek to diversify your investments outside the U.S.

●	you seek exposure to the micro-capitalization market segment despite the potential volatility of micro-capitalization stocks.

●	you are a long term investor.

●	you seek long term growth of capital.

The Global Mini Mites Fund’s share price will fluctuate with changes in the market value of its portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. An investment in the Global Mini Mites Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Global Mini Mites Fund shares, they may be worth less than what you paid for them; you may lose money by investing in the Global Mini Mites Fund.

Investing in the Global Mini Mites Fund involves the following risks:

Gabelli Global Mini Mites Fund | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions therefore may decline. Inflation may result in losses to Fund shareholders.

Gabelli Global Mini Mites Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, tariffs or punitive taxation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

Gabelli Global Mini Mites Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk. The above listed foreign securities risks are more pronounced in the securities of companies located in emerging markets.

Gabelli Global Mini Mites Fund | Interests Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk. Investments in securities with an income component involve interest rate risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security may not be able to make dividend, interest and principal payments when due. There is a risk that heightened interest rates may cause the economy to enter a recession. Any such recession would negatively impact the Fund and the investments held by the Fund.

Gabelli Global Mini Mites Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk. Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. The Global Mini Mites Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. In addition, the Global Mini Mites Fund’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.

Gabelli Global Mini Mites Fund | Depositary Receipts [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Depositary Receipts. The Global Mini Mites Fund may invest in non-U.S. equity securities through depositary receipts, including ADRs, EDRs, GDRs and other similar global instruments. While ADRs, EDRs and GDRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign (non-U.S.) securities may also apply to ADRs, EDRs and GDRs. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Gabelli Global Mini Mites Fund | Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Growth Stock Risk. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market.

Gabelli Global Mini Mites Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Gabelli Global Mini Mites Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Global Mini Mites Fund holds, then the value of the Global Mini Mites Fund’s shares may decline.

Gabelli Global Mini Mites Fund | Non Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. As a non-diversified mutual fund, more of the Global Mini Mites Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Global Mini Mites Fund’s shares more sensitive to changes in the market value of a single issuer or industry and more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund.

Gabelli Global Mini Mites Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. General economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, supply chain disruptions, labor shortages, energy and other resource shortages, changes in laws, trade barriers, currency exchange controls and national and international political circumstances (including governmental responses to public health crises or the spread of infectious diseases), may have long-term negative effects on the U.S. and worldwide financial markets and economy, and thus the Fund.

Gabelli Global Mini Mites Fund | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Global Mini Mites Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Global Mini Mites Fund’s securities goes down, your investment in the Global Mini Mites Fund decreases in value.

Gabelli Global Mini Mites Fund | Micro Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●

Micro-Cap Company Risk. Although micro-cap companies may offer greater potential for capital appreciation than larger companies, investing in securities of such companies may involve greater risks than investing in larger, more established companies, including the risk of loss and the risk that the Global Mini Mites Fund’s returns may differ significantly from returns of funds investing in larger-cap companies or other asset classes. Micro-cap companies may be new or unseasoned companies which are in their very early stages of development. Micro-cap companies generally have limited product lines, markets, management personnel, competitive strengths, research, and financial resources, and may be more vulnerable to adverse business or market developments. Their securities may trade less frequently and in more limited volume, and are subject to more abrupt or erratic market price movements, than the securities of larger, more established companies. The Global Mini Mites Fund may be able to deal with only a few market-makers when purchasing and selling micro-cap securities, and may need a considerable amount of time to purchase or sell its positions in these securities. Also, micro-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, micro-cap company stock prices tend to rise and fall in value more than other stock prices. Micro-cap securities are highly volatile, and these companies may fail to execute their business plans and go out of business. Micro-cap companies carry additional risks because of the tendency of their earnings and revenues to be less predictable.

Micro-cap companies may be more vulnerable than larger companies to key personnel losses due to reliance on a smaller number of management personnel. These conditions, which create greater opportunities to find securities trading below the Adviser’s estimate of the company’s current worth, also involve increased risk. The shares of micro-cap companies may require fair-value pricing, which is subjective and requires judgment by the Adviser, and may be at risk for de-listing from a securities exchange, making it difficult for the Global Mini Mites Fund to buy and sell shares of a particular company. The actual market prices for a security may differ from the fair value of that security as determined by the Adviser, and there is no assurance that the Global Mini Mites Fund will realize fair valuation upon the sale of a security. In addition, there may be less public information available about micro-cap companies. It may take a long time before the Global Mini Mites Fund realizes a gain, if any, on an investment in a micro-cap company. Micro-cap companies may have limited financial resources and little or no access to additional credit and therefore may be more susceptible to market downturns or rising credit costs than larger, more established companies. The risks of investing in micro-cap companies are even greater than those of investing in small-cap companies, which may have market capitalizations of up to $3 billion at the time of investment.

Gabelli Global Mini Mites Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk. Liquidity risk is the risk that certain of the Global Mini Mites Fund’s securities holdings may be considered to be illiquid, which means that they may become difficult to value, purchase, or sell. This could prevent the Global Mini Mites Fund from purchasing or selling such illiquid securities at an advantageous time or price, and could require the Global Mini Mites Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Because the trading market for micro and nano-cap stocks is generally more volatile, thin, and unpredictable relative to larger capitalization stocks, the Global Mini Mites Fund is subject to greater liquidity risk than a fund that invests in larger capitalization stocks.

Gabelli Global Mini Mites Fund | Limited Operating History [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Limited Operating History. The Global Mini Mites Fund commenced operations on October 1, 2018 and therefore has a limited operating history and may have higher expenses (although the Global Mini Mites Fund expects that such expenses would be limited under its Expense Deferral Agreement with the Adviser). There can be no assurance that the Global Mini Mites Fund will grow to or maintain an economically viable size. The Global Mini Mites Fund could cease operations, and investors may be required to liquidate or transfer their assets at a loss.

Gabelli Global Mini Mites Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	When you sell Global Mini Mites Fund shares, they may be worth less than what you paid for them; you may lose money by investing in the Global Mini Mites Fund
Gabelli Global Mini Mites Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Global Mini Mites Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Gabelli Global Mini Mites Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified mutual fund, more of the Global Mini Mites Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Global Mini Mites Fund’s shares more sensitive to changes in the market value of a single issuer or industry and more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund.